GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in the carrying amount of goodwill
Balance, beginning of year	$ 112,851	$ 115,486	$ 115,486	$ 117,696
Foreign currency translation adjustment			(2,635)	(2,210)
Balance, end of year	110,968		112,851	115,486	$ 117,696
Impairment of goodwill			0	0
Accumulated impairment loss			0
Company's intangible asset and related accumulated amortization for its software
Software			32,205	29,596
Accumulated amortization			(23,850)	(22,792)
Software, net	7,801		8,355	6,804
Amortization expense	$ 603	$ 510	1,125	$ 1,002	$ 1,010
Estimated annual amortization expense
2015			1,122
2016			973
2017			812
2018			629
2019			$ 182